American Funds Mortgage Fund®
Investment portfolio
November 30, 2019
unaudited
Bonds, notes & other debt instruments 85.36% Mortgage-backed obligations 65.44% Federal agency mortgage-backed obligations 62.13%	Principal amount (000)	Value (000)
Fannie Mae 3.00% 2033[1]	$394	$401
Fannie Mae 5.00% 2040[1]	468	491
Fannie Mae 4.00% 2043[1]	5,376	5,713
Fannie Mae 4.50% 2047[1]	4,495	4,663
Fannie Mae Pool #AE9138 3.50% 2020[1]	2	2
Fannie Mae Pool #AE8705 3.00% 2025[1]	56	58
Fannie Mae Pool #AK9045 3.00% 2027[1]	23	24
Fannie Mae Pool #BD2402 3.00% 2031[1]	406	417
Fannie Mae Pool #BM4151 2.50% 2032[1]	10,597	10,724
Fannie Mae Pool #CA3274 3.00% 2032[1]	887	913
Fannie Mae Pool #BM1275 3.00% 2032[1]	873	902
Fannie Mae Pool #BE3641 3.00% 2032[1]	774	795
Fannie Mae Pool #BJ5987 3.00% 2032[1]	735	755
Fannie Mae Pool #MA3188 3.00% 2032[1]	148	152
Fannie Mae Pool #BM3716 3.00% 2032[1]	62	64
Fannie Mae Pool #MA3218 3.00% 2032[1]	37	38
Fannie Mae Pool #MA1640 2.50% 2033[1]	1,772	1,773
Fannie Mae Pool #AB9299 2.50% 2033[1]	473	471
Fannie Mae Pool #MA3437 3.00% 2033[1]	2,619	2,684
Fannie Mae Pool #BK1943 3.00% 2033[1]	903	928
Fannie Mae Pool #BK4390 3.00% 2033[1]	877	900
Fannie Mae Pool #CA2545 3.00% 2033[1]	860	882
Fannie Mae Pool #CA1624 3.00% 2033[1]	817	841
Fannie Mae Pool #BK0785 3.00% 2033[1]	728	747
Fannie Mae Pool #BJ4876 3.00% 2033[1]	568	582
Fannie Mae Pool #BK0857 3.00% 2033[1]	517	530
Fannie Mae Pool #BM5111 3.00% 2033[1]	338	349
Fannie Mae Pool #BK3714 3.00% 2033[1]	226	232
Fannie Mae Pool #BJ7193 3.00% 2033[1]	215	222
Fannie Mae Pool #BK7894 3.00% 2033[1]	172	177
Fannie Mae Pool #BJ5923 3.00% 2033[1]	168	172
Fannie Mae Pool #BJ4856 3.00% 2033[1]	153	158
Fannie Mae Pool #BM5108 3.00% 2033[1]	71	73
Fannie Mae Pool #BJ4573 3.00% 2033[1]	26	27
Fannie Mae Pool #BM3919 3.00% 2033[1]	20	21
Fannie Mae Pool #BJ9000 3.50% 2033[1]	280	292
Fannie Mae Pool #CA2106 3.50% 2033[1]	66	69
Fannie Mae Pool #MA3490 4.00% 2033[1]	97,887	102,190
Fannie Mae Pool #MA3439 4.00% 2033[1]	12,554	13,132
Fannie Mae Pool #MA3764 2.50% 2034[1]	15,672	15,815
Fannie Mae Pool #MA3827 2.50% 2034[1]	10,712	10,810
Fannie Mae Pool #BN8602 3.00% 2034[1]	1,519	1,557
Fannie Mae Pool #BJ7631 3.00% 2034[1]	359	368
Fannie Mae Pool #BN5298 3.00% 2034[1]	190	194
Fannie Mae Pool #BN9992 3.00% 2034[1]	59	60
Fannie Mae Pool #MA2746 4.00% 2036[1]	5,332	5,669
American Funds Mortgage Fund — Page 1 of 12

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #AS7224 4.00% 2036[1]	$4,996	$5,311
Fannie Mae Pool #MA2717 4.00% 2036[1]	3,328	3,539
Fannie Mae Pool #MA2819 4.00% 2036[1]	2,990	3,166
Fannie Mae Pool #MA2787 4.00% 2036[1]	1,509	1,604
Fannie Mae Pool #MA2630 4.00% 2036[1]	669	711
Fannie Mae Pool #MA3186 4.00% 2037[1]	12,966	13,638
Fannie Mae Pool #AU0626 2.275% 2043[1]	183	175
Fannie Mae Pool #AT7470 2.275% 2043[1]	119	114
Fannie Mae Pool #AU8121 2.275% 2043[1]	102	98
Fannie Mae Pool #AU8120 2.275% 2043[1]	80	77
Fannie Mae Pool #AU0627 2.525% 2043[1]	207	205
Fannie Mae Pool #AU3962 2.525% 2043[1]	137	136
Fannie Mae Pool #AU1583 2.525% 2043[1]	132	131
Fannie Mae Pool #AT4747 2.525% 2043[1]	128	127
Fannie Mae Pool #AU1575 2.525% 2043[1]	126	125
Fannie Mae Pool #AU1584 2.525% 2043[1]	115	114
Fannie Mae Pool #AU3963 2.525% 2043[1]	98	97
Fannie Mae Pool #AU8122 2.525% 2043[1]	94	93
Fannie Mae Pool #AT7476 2.525% 2043[1]	93	92
Fannie Mae Pool #AU8124 2.525% 2043[1]	82	81
Fannie Mae Pool #AU8123 2.525% 2043[1]	78	77
Fannie Mae Pool #AU6340 2.525% 2043[1]	77	76
Fannie Mae Pool #AU1585 2.525% 2043[1]	65	65
Fannie Mae Pool #AU3961 2.525% 2043[1]	64	63
Fannie Mae Pool #AU4814 2.525% 2043[1]	48	47
Fannie Mae Pool #AU1577 2.775% 2043[1]	344	347
Fannie Mae Pool #AU8126 2.775% 2043[1]	343	346
Fannie Mae Pool #AU4816 2.775% 2043[1]	320	322
Fannie Mae Pool #AT9853 2.775% 2043[1]	216	217
Fannie Mae Pool #AU3964 2.775% 2043[1]	204	205
Fannie Mae Pool #AU4817 2.775% 2043[1]	136	137
Fannie Mae Pool #AU1587 2.775% 2043[1]	124	124
Fannie Mae Pool #AT9852 2.775% 2043[1]	101	101
Fannie Mae Pool #AU8125 2.775% 2043[1]	95	96
Fannie Mae Pool #AU1576 2.775% 2043[1]	77	78
Fannie Mae Pool #AU3965 2.775% 2043[1]	59	59
Fannie Mae Pool #AT8826 2.775% 2043[1]	57	57
Fannie Mae Pool #AU8127 2.775% 2043[1]	53	54
Fannie Mae Pool #AT8825 2.775% 2043[1]	43	43
Fannie Mae Pool #AU3966 3.025% 2043[1]	329	334
Fannie Mae Pool #AT7457 3.025% 2043[1]	200	203
Fannie Mae Pool #AU3968 3.025% 2043[1]	182	185
Fannie Mae Pool #AU1589 3.025% 2043[1]	159	161
Fannie Mae Pool #AU3967 3.025% 2043[1]	131	133
Fannie Mae Pool #AU8129 3.025% 2043[1]	103	104
Fannie Mae Pool #AU4819 3.025% 2043[1]	89	90
Fannie Mae Pool #AU1588 3.025% 2043[1]	83	85
Fannie Mae Pool #AU6343 3.025% 2043[1]	80	81
Fannie Mae Pool #AU0630 3.025% 2043[1]	74	75
Fannie Mae Pool #AU6342 3.025% 2043[1]	43	43
Fannie Mae Pool #AU6344 3.275% 2043[1]	139	142
Fannie Mae Pool #AT8820 3.275% 2043[1]	69	71
Fannie Mae Pool #AU8131 3.275% 2043[1]	59	60
Fannie Mae Pool #AU1591 3.275% 2043[1]	31	32
American Funds Mortgage Fund — Page 2 of 12

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #BD2440 3.50% 2047[1]	$1,175	$1,221
Fannie Mae Pool #BH2597 4.00% 2047[1]	16,315	17,125
Fannie Mae Pool #BM4488 3.435% 2048[1,2]	26,462	27,158
Fannie Mae Pool #BK3204 3.50% 2048[1]	2,763	2,857
Fannie Mae Pool #BK5328 4.00% 2048[1]	144	150
Fannie Mae Pool #BK7117 4.00% 2048[1]	89	93
Fannie Mae Pool #BM2006 4.00% 2048[1]	83	87
Fannie Mae Pool #MA3496 4.50% 2048[1]	1,597	1,684
Fannie Mae Pool #BN1576 4.50% 2048[1]	301	317
Fannie Mae Pool #CA1574 5.00% 2048[1]	25,323	27,156
Fannie Mae Pool #BO5176 3.00% 2049[1]	14,561	14,975
Fannie Mae Pool #MA3692 3.50% 2049[1]	37,026	38,015
Fannie Mae Pool #MA3803 3.50% 2049[1]	11,462	11,784
Fannie Mae Pool #MA3775 3.50% 2049[1]	11,059	11,384
Fannie Mae Pool #CA3309 3.50% 2049[1]	7,597	7,833
Fannie Mae Pool #BJ8402 3.545% 2049[1,2]	4,649	4,807
Fannie Mae Pool #MA3776 4.00% 2049[1]	11,408	11,880
Fannie Mae Pool #BO2995 4.00% 2049[1]	3,678	3,850
Fannie Mae Pool #MA3804 4.00% 2049[1]	529	551
Fannie Mae Pool #BO2188 4.00% 2049[1]	515	536
Fannie Mae Pool #MA3639 4.50% 2049[1]	26,380	27,690
Fannie Mae Pool #MA3564 4.50% 2049[1]	17,223	18,084
Fannie Mae Pool #FM1389 4.50% 2049[1]	3,216	3,374
Fannie Mae Pool #BJ7731 4.50% 2049[1]	1,354	1,424
Fannie Mae Pool #BN6006 4.50% 2049[1]	1,153	1,217
Fannie Mae Pool #MA3593 4.50% 2049[1]	184	194
Fannie Mae Pool #AS0745 3.50% 2053[1]	1,721	1,736
Freddie Mac 4.00% 2036[1]	1,373	1,460
Freddie Mac 4.00% 2036[1]	1,339	1,419
Freddie Mac 4.00% 2036[1]	976	1,038
Freddie Mac 6.00% 2038[1]	108	124
Freddie Mac 4.00% 2041[1]	351	365
Freddie Mac 3.50% 2046[1]	290	298
Freddie Mac 4.50% 2046[1]	1,300	1,386
Freddie Mac 4.00% 2047[1]	2,728	2,811
Freddie Mac 3.50% 2048[1]	4,422	4,551
Freddie Mac 5.00% 2048[1]	2,641	2,831
Freddie Mac Pool #G18655 3.00% 2032[1]	699	718
Freddie Mac Pool #SB0032 3.50% 2032[1]	4,631	4,800
Freddie Mac Pool #ZS8710 3.00% 2033[1]	140,048	143,565
Freddie Mac Pool #G18715 3.00% 2033[1]	93,517	96,083
Freddie Mac Pool #ZS8715 3.00% 2033[1]	7,105	7,279
Freddie Mac Pool #ZT0716 3.00% 2033[1]	3,234	3,316
Freddie Mac Pool #SB8015 2.50% 2034[1]	18,066	18,231
Freddie Mac Pool #SB8002 3.00% 2034[1]	148,316	151,928
Freddie Mac Pool #760012 2.977% 2045[1,2]	2,000	2,013
Freddie Mac Pool #760013 3.08% 2045[1,2]	1,702	1,717
Freddie Mac Pool #760014 3.46% 2045[1,2]	12,986	13,268
Freddie Mac Pool #760015 3.231% 2047[1,2]	3,496	3,523
Freddie Mac Pool #V84817 3.50% 2047[1]	78	80
Freddie Mac Pool #V84872 3.50% 2048[1]	422	435
Freddie Mac Pool #ZA6124 4.50% 2048[1]	1,138	1,196
Freddie Mac Pool #ZT1546 4.50% 2048[1]	355	373
Freddie Mac Pool #SD7507 3.00% 2049[1]	279,649	287,599
American Funds Mortgage Fund — Page 3 of 12

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #QA4673 3.00% 2049[1]	$20,000	$20,569
Freddie Mac Pool #V85471 3.50% 2049[1]	10,936	11,285
Freddie Mac Pool #V85284 3.50% 2049[1]	1,158	1,192
Freddie Mac, Series KS01, Class A2, Multi Family, 2.522% 2023[1]	466	471
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 2056[1,3]	15,184	15,467
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 2056[1]	14,672	14,983
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 2056[1,2]	11,016	11,260
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HA, 3.25% 2056[1,3]	20,780	21,412
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.00% 2057[1,3]	81,356	83,936
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 2057[1]	92,913	96,578
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 2057[1]	70,369	74,146
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 2057[1]	51,787	54,142
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-4, Class MT, 3.50% 2057[1]	2,551	2,688
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 2058[1]	7,767	8,097
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00% 2059[1]	123,298	126,192
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 2028[1]	85,079	88,361
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-1, Class A1, 3.50% 2028[1]	19,858	20,550
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-3, Class A1C, 2.75% 2029[1,4]	219,701	222,404
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-1, Class A1, 3.50% 2029[1]	120,159	124,413
Government National Mortgage Assn. 4.00% 2032[1]	755	792
Government National Mortgage Assn. 4.00% 2032[1]	576	604
Government National Mortgage Assn. 6.50% 2032[1]	808	917
Government National Mortgage Assn. 3.75% 2034[1]	1,061	1,105
Government National Mortgage Assn. 4.25% 2034[1]	1,089	1,149
Government National Mortgage Assn. 3.25% 2035[1]	2,521	2,615
Government National Mortgage Assn. 3.25% 2035[1]	1,731	1,796
Government National Mortgage Assn. 3.25% 2035[1]	1,378	1,430
Government National Mortgage Assn. 3.25% 2035[1]	1,320	1,369
Government National Mortgage Assn. 5.00% 2035[1]	441	468
Government National Mortgage Assn. 3.75% 2037[1]	406	425
Government National Mortgage Assn. 6.50% 2038[1]	345	393
Government National Mortgage Assn. 6.50% 2038[1]	54	58
Government National Mortgage Assn. 6.00% 2039[1]	2,222	2,516
Government National Mortgage Assn. 3.25% 2040[1]	1,099	1,142
Government National Mortgage Assn. 3.25% 2040[1]	922	957
Government National Mortgage Assn. 3.25% 2040[1]	606	628
Government National Mortgage Assn. 5.00% 2040[1]	169	179
Government National Mortgage Assn. 5.50% 2040[1]	2,437	2,725
Government National Mortgage Assn. 4.00% 2041[1]	1,061	1,071
Government National Mortgage Assn. 4.50% 2041[1]	1,182	1,248
Government National Mortgage Assn. 4.50% 2041[1]	739	780
Government National Mortgage Assn. 4.50% 2041[1]	596	622
Government National Mortgage Assn. 4.50% 2041[1]	276	290
Government National Mortgage Assn. 4.50% 2041[1]	222	232
Government National Mortgage Assn. 5.00% 2041[1]	2,424	2,566
Government National Mortgage Assn. 5.00% 2041[1]	1,857	1,968
Government National Mortgage Assn. 5.00% 2041[1]	716	760
Government National Mortgage Assn. 6.50% 2041[1]	79	84
Government National Mortgage Assn. 2.75% 2042[1]	522	531
Government National Mortgage Assn. 2.75% 2042[1]	379	385
Government National Mortgage Assn. 2.75% 2042[1]	374	382
Government National Mortgage Assn. 2.75% 2042[1]	244	249
Government National Mortgage Assn. 2.75% 2042[1]	243	247
Government National Mortgage Assn. 2.75% 2042[1]	66	67
American Funds Mortgage Fund — Page 4 of 12

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Government National Mortgage Assn. 2.75% 2042[1]	$57	$58
Government National Mortgage Assn. 3.50% 2042[1]	643	683
Government National Mortgage Assn. 4.00% 2042[1]	516	548
Government National Mortgage Assn. 4.00% 2042[1]	517	548
Government National Mortgage Assn. 4.00% 2042[1]	466	490
Government National Mortgage Assn. 4.50% 2042[1]	1,422	1,501
Government National Mortgage Assn. 3.50% 2043[1]	881	924
Government National Mortgage Assn. 3.50% 2043[1]	817	856
Government National Mortgage Assn. 4.00% 2043[1]	909	934
Government National Mortgage Assn. 3.75% 2044[1]	1,440	1,514
Government National Mortgage Assn. 4.25% 2044[1]	761	813
Government National Mortgage Assn. 4.00% 2046[1]	4,092	4,231
Government National Mortgage Assn. 4.00% 2047[1]	8,552	8,966
Government National Mortgage Assn. 3.00% 2049[1,5]	3,000	3,084
Government National Mortgage Assn. 4.00% 2049[1,5]	25,841	26,835
Government National Mortgage Assn. 4.50% 2049[1,5]	43,285	45,231
Government National Mortgage Assn. 4.50% 2049[1]	5,821	6,086
Government National Mortgage Assn. 3.50% 2050[1,5]	16,000	16,529
Government National Mortgage Assn. 4.00% 2050[1,5]	27,759	28,810
Government National Mortgage Assn. Pool #792276 3.50% 2042[1]	487	510
Government National Mortgage Assn. Pool #MA5986 4.00% 2049[1]	35,810	37,232
Government National Mortgage Assn. Pool #MA5931 4.00% 2049[1]	5,677	5,902
Government National Mortgage Assn. Pool #MA6155 4.00% 2049[1]	1,191	1,238
Government National Mortgage Assn. Pool #MA5987 4.50% 2049[1]	141,440	148,263
Government National Mortgage Assn. Pool #MA6041 4.50% 2049[1]	70,043	73,480
Government National Mortgage Assn. Pool #MA6156 4.50% 2049[1]	58,029	61,176
Government National Mortgage Assn. Pool #MA5932 4.50% 2049[1]	36,342	37,969
Government National Mortgage Assn. Pool #MA6092 4.50% 2049[1]	16,157	16,991
Government National Mortgage Assn. Pool #MA5877 4.50% 2049[1]	860	898
Government National Mortgage Assn. Pool #MA5933 5.00% 2049[1]	5,255	5,552
Government National Mortgage Assn. Pool #MA5988 5.00% 2049[1]	807	856
Government National Mortgage Assn. Pool #MA6042 5.00% 2049[1]	98	104
Government National Mortgage Assn. Pool #721640 4.81% 2061[1]	4	4
Government National Mortgage Assn. Pool #773441 4.993% 2062[1]	13	14
Government National Mortgage Assn. Pool #AG8235 5.338% 2064[1]	2	3
Government National Mortgage Assn. Pool #AI2366 4.748% 2065[1]	147	150
Government National Mortgage Assn. Pool #AQ8290 4.949% 2066[1]	31	32
Government National Mortgage Assn. Pool #AQ8292 5.116% 2066[1]	28	29
Government National Mortgage Assn., Series 2011-H02, Class BA, 4.45% 2061[1,2]	10	11
Government National Mortgage Assn., Series 2016-H04, Class CI, interest only, 2.271% 2062[1,2]	1,842	13
Government National Mortgage Assn., Series 2016-H13, Class IO, interest only, 0.655% 2066[1,2]	80,586	1,383
Uniform Mortgage-Backed Security 2.50% 2034[1,5]	54,000	54,466
Uniform Mortgage-Backed Security 3.00% 2034[1,5]	15,301	15,660
Uniform Mortgage-Backed Security 2.50% 2035[1,5]	7,000	7,059
Uniform Mortgage-Backed Security 3.00% 2035[1,5]	825,697	845,055
Uniform Mortgage-Backed Security 3.00% 2049[1,5]	10,600	10,750
Uniform Mortgage-Backed Security 3.50% 2049[1,5]	422,432	433,653
Uniform Mortgage-Backed Security 4.00% 2049[1,5]	3,890	4,036
Uniform Mortgage-Backed Security 4.50% 2049[1,5]	156,052	163,964
Uniform Mortgage-Backed Security 3.50% 2050[1,5]	21,300	21,866
		4,339,429
American Funds Mortgage Fund — Page 5 of 12

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) 3.31%	Principal amount (000)	Value (000)
Arroyo Mortgage Trust, Series 2018-1, Class A1, 3.763% 2048[1,2,6]	$3,400	$3,467
Finance of America Structured Securities Trust, Series 2018-HB1, Class A, 3.375% 2028[1,2,6]	14,684	14,703
Finance of America Structured Securities Trust, Series 2019-HB1, Class A, 3.279% 2029[1,2,6]	18,276	18,470
Homeward Opportunities Fund Trust, Series 2018-1, 3.766% 2048[1,2,6]	6,177	6,239
Mello Warehouse Securitization Trust, Series 2019-1, Class A, 2.508% 2052[1,2,6]	6,710	6,731
Mello Warehouse Securitization Trust, Series 2019-2, Class A, (1-month USD-LIBOR + 0.75%) 2.573% 2052[1,2,6]	22,507	22,563
Nationstar HECM Loan Trust, Series 2018-2, Class A, 3.188% 2028[1,2,6]	3,664	3,673
Nationstar HECM Loan Trust, Series 2018-3A, Class A, 3.555% 2028[1,2,6]	3,960	4,005
Nationstar HECM Loan Trust, Series 2019-2A, Class A, 2.575% 2029[1,2,6]	13,108	13,083
Nationstar HECM Loan Trust, Series 2019-1A, Class A, 2.651% 2029[1,2,6]	12,186	12,209
Progress Residential Trust, Series 2019-SFR3, Class A, 2.271% 2036[1,6]	60,000	59,201
Reverse Mortgage Investment Trust, Series 2018-1, Class A, 3.436% 2028[1,2,6]	1,829	1,832
RMF Proprietary Issuance Trust, Series 2019-1, Class A, 2.75% 2063[1,2,6]	24,989	24,768
Station Place Securitization Trust, Series 2019-WL1, Class A, (1-month USD-LIBOR + 0.65%) 2.358% 2052[1,2,6]	31,990	32,076
Towd Point Mortgage Trust, Series 2017-5, Class A1, 2.308% 2057[1,2,6]	1,658	1,658
Towd Point Mortgage Trust, Series 2015-2, Class 2A11, 3.00% 2057[1,2,6]	6,112	6,148
		230,826
Total mortgage-backed obligations		4,570,255
U.S. Treasury bonds & notes 19.38% U.S. Treasury 16.92%
U.S. Treasury 1.625% 2021	28,000	27,985
U.S. Treasury 1.75% 2021	5,000	5,012
U.S. Treasury 2.00% 2021	24,000	24,115
U.S. Treasury 2.00% 2021	12,000	12,091
U.S. Treasury 2.75% 2021	6,000	6,116
U.S. Treasury 1.75% 2022	133,000	133,472
U.S. Treasury 1.75% 2022	20,000	20,059
U.S. Treasury 1.875% 2022	52,000	52,408
U.S. Treasury 1.875% 2022	44,000	44,275
U.S. Treasury 1.875% 2022	28,000	28,171
U.S. Treasury 2.00% 2022	25,500	25,797
U.S. Treasury 2.125% 2022[7]	157,000	158,926
U.S. Treasury 2.125% 2022[7]	111,000	112,761
U.S. Treasury 1.625% 2023	35,321	35,346
U.S. Treasury 1.625% 2023	5,000	5,003
U.S. Treasury 2.50% 2023	24,679	25,465
U.S. Treasury 2.625% 2023	20,000	20,703
U.S. Treasury 2.75% 2023	90,000	93,389
U.S. Treasury 2.75% 2023	5,000	5,201
U.S. Treasury 2.875% 2023	51,866	54,281
U.S. Treasury 2.875% 2023	40,500	42,414
U.S. Treasury 1.50% 2024	16,404	16,305
U.S. Treasury 1.50% 2024	7,913	7,865
U.S. Treasury 2.125% 2024	10,000	10,226
U.S. Treasury 2.125% 2024	8,847	9,030
U.S. Treasury 2.375% 2024	9,628	9,921
U.S. Treasury 2.50% 2024[7]	28,000	29,044
U.S. Treasury 2.00% 2025	90,000	91,568
U.S. Treasury 2.875% 2028	4,300	4,685
U.S. Treasury 1.625% 2029	3,989	3,931
U.S. Treasury 2.375% 2029	6,529	6,865
American Funds Mortgage Fund — Page 6 of 12

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Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 2.875% 2046[7]	$21,000	$23,879
U.S. Treasury 3.00% 2048[7]	15,000	17,503
U.S. Treasury 3.125% 2048	8,948	10,692
U.S. Treasury 3.375% 2048	1,368	1,713
U.S. Treasury 2.25% 2049[7]	5,600	5,657
		1,181,874
U.S. Treasury inflation-protected securities 2.46%
U.S. Treasury Inflation-Protected Security 0.625% 2023[8]	98,198	99,227
U.S. Treasury Inflation-Protected Security 2.125% 2041[8]	563	755
U.S. Treasury Inflation-Protected Security 0.75% 2042[7,8]	34,446	36,559
U.S. Treasury Inflation-Protected Security 1.00% 2049[7,8]	31,018	35,321
		171,862
Total U.S. Treasury bonds & notes		1,353,736
Asset-backed obligations 0.54%
AmeriCredit Automobile Receivables Trust, Series 2018-1, Class A2A, 2.71% 2021[1]	583	584
Angel Oak Capital Advisors LLC, CLO, Series 2013-9A, Class A1R, (3-month USD-LIBOR + 1.01%) 2.976% 2025[1,2,6]	141	141
CPS Auto Receivables Trust, Series 2018-B, Class A, 2.72% 2021[1,6]	661	661
Drive Auto Receivables Trust, Series 2017-3, Class C, 2.80% 2022[1]	1,391	1,392
Drivetime Auto Owner Trust, Series 2019-3, Class A, 2.55% 2022[1,6]	6,770	6,787
Ford Credit Floorplan Master Owner Trust, Series 2019-3, Class A1, 2.23% 2024[1]	14,000	14,074
Palmer Square Loan Funding, CLO, Series 2019-2, Class A1, (3-month USD-LIBOR + 0.97%) 2.936% 2027[1,2,6]	4,706	4,709
Symphony Ltd., CLO, Series 2013-12A, Class AR, (3-month USD-LIBOR + 1.03%) 3.031% 2025[1,2,6]	1,662	1,662
Toyota Auto Receivables Owner Trust, Series 2018-B, Class A2A, 2.64% 2021[1]	4,043	4,047
Westlake Automobile Receivables Trust, Series 2018-2A, Class A2A, 2.84% 2021[1,6]	2,712	2,714
Westlake Automobile Receivables Trust, Series 2017-1A, Class C, 2.70% 2022[1,6]	769	770
		37,541
Total bonds, notes & other debt instruments (cost: $5,891,564,000)		5,961,532
Short-term securities 34.97% Federal agency discount notes 23.23%
Fannie Mae 1.54%-1.84% due 12/12/2019-12/16/2019	79,800	79,759
Federal Farm Credit Banks 1.57%-1.70% due 12/16/2019-1/30/2020	26,000	25,953
Federal Home Loan Bank 1.54%-1.94% due 12/4/2019-2/21/2020	1,369,020	1,367,025
Freddie Mac 1.63%-1.84% due 1/2/2020-3/18/2020	150,000	149,730
		1,622,467
Commercial paper 6.17%
Apple Inc. 1.56% due 12/5/2019[6]	37,000	36,991
Chevron Corp. 1.60% due 12/18/2019[6]	50,000	49,959
Coöperatieve Rabobank U.A. 1.54% due 12/2/2019	80,300	80,290
Eli Lilly and Co. 1.63%-1.66% due 12/5/2019-1/8/2020[6]	112,400	112,254
General Dynamics Corp. 1.65% due 12/12/2019-12/27/2019[6]	123,700	123,582
Wal-Mart Stores, Inc. 1.61% due 12/30/2019[6]	28,000	27,961
		431,037
American Funds Mortgage Fund — Page 7 of 12

unaudited
Short-term securities (continued) U.S. Treasury bonds & notes 5.57%	Principal amount (000)	Value (000)
U.S. Treasury Bills 1.48%-1.50% due 12/10/2019-1/7/2020	$389,200	$388,706
Total short-term securities (cost: $2,442,105,000)		2,442,210
Total investment securities 120.33% (cost: $8,333,669,000)		8,403,742
Other assets less liabilities (20.33)%		(1,419,710)
Net assets 100.00%		$6,984,032
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[9] (000)	Value at 11/30/2019[10] (000)	Unrealized (depreciation) appreciation at 11/30/2019 (000)
2 Year U.S. Treasury Note Futures	Long	2,756	April 2020	$551,200	$594,155	$(53)
5 Year U.S. Treasury Note Futures	Long	11,479	April 2020	1,147,900	1,365,642	(617)
10 Year U.S. Treasury Note Futures	Long	2,659	March 2020	265,900	343,967	(699)
20 Year U.S. Treasury Bond Futures	Long	988	March 2020	98,800	157,061	(249)
30 Year Ultra U.S. Treasury Bond Futures	Long	106	March 2020	10,600	19,898	87
						$(1,531)
Swap contracts

Interest rate swaps
Receive	Pay	Expiration date	Notional (000)	Value at 11/30/2019 (000)	Upfront payments/ receipts (000)	Unrealized (depreciation) appreciation at 11/30/2019 (000)
1.553%	U.S. EFFR	1/29/2020	$2,115,100	$(36)	$—	$(36)
1.5365%	U.S. EFFR	1/29/2020	1,677,800	(66)	—	(66)
1.535%	U.S. EFFR	1/29/2020	1,760,100	(73)	—	(73)
1.531%	U.S. EFFR	3/18/2020	2,005,700	(11)	—	(11)
1.515%	U.S. EFFR	3/18/2020	1,816,000	(50)	—	(50)
1.5155%	U.S. EFFR	3/18/2020	3,839,500	(102)	—	(102)
1.5135%	U.S. EFFR	3/18/2020	3,838,800	(112)	—	(112)
3-month USD-LIBOR	2.806%	8/29/2020	80,500	(594)	—	(594)
1.34%	U.S. EFFR	10/18/2021	437,000	(222)	—	(222)
1.3615%	U.S. EFFR	11/1/2021	836,500	28	—	28
1.281%	U.S. EFFR	11/4/2021	837,500	(1,256)	—	(1,256)
U.S. EFFR	1.335%	11/26/2021	633,000	262	—	262
3-month USD-LIBOR	1.785%	3/27/2022	35,000	(141)	—	(141)
2.009%	3-month USD-LIBOR	10/4/2022	102,000	1,178	—	1,178
2.1045%	3-month USD-LIBOR	10/31/2022	125,000	1,843	—	1,843
3-month USD-LIBOR	2.2835%	1/5/2023	228,000	(4,782)	—	(4,782)
2.21875%	U.S. EFFR	3/14/2024	155,000	5,554	—	5,554
3-month USD-LIBOR	2.322%	5/2/2024	181,900	(5,740)	—	(5,740)
3-month USD-LIBOR	2.325%	5/2/2024	418,100	(13,247)	—	(13,247)
3-month USD-LIBOR	1.547%	10/25/2024	252,000	536	—	536
3-month USD-LIBOR	1.548%	10/28/2024	42,000	87	—	87
3-month USD-LIBOR	2.05%	7/18/2029	118,000	(3,762)	—	(3,762)
U.S. EFFR	1.4869%	10/23/2029	67,000	(166)	—	(166)
U.S. EFFR	1.485%	10/23/2029	73,400	(169)	—	(169)
American Funds Mortgage Fund — Page 8 of 12

unaudited
Swap contracts  (continued)

Interest rate swaps  (continued)
Receive	Pay	Expiration date	Notional (000)	Value at 11/30/2019 (000)	Upfront payments/ receipts (000)	Unrealized (depreciation) appreciation at 11/30/2019 (000)
U.S. EFFR	1.4495%	10/24/2029	$63,000	$64	$—	$64
U.S. EFFR	1.453%	10/24/2029	85,100	58	—	58
U.S. EFFR	1.446%	10/24/2029	8,200	11	—	11
U.S. EFFR	1.4741%	10/24/2029	85,300	(109)	—	(109)
1.419%	U.S. EFFR	11/26/2029	134,000	(546)	—	(546)
3-month USD-LIBOR	3.238%	8/8/2044	6,000	(1,672)	—	(1,672)
3-month USD-LIBOR	2.4945%	1/9/2045	7,000	(900)	—	(900)
3-month USD-LIBOR	2.454%	1/15/2045	7,000	(842)	—	(842)
3-month USD-LIBOR	2.454%	1/15/2045	7,000	(842)	—	(842)
3-month USD-LIBOR	2.525%	10/20/2045	10,000	(1,381)	—	(1,381)
3-month USD-LIBOR	2.516%	10/20/2045	15,000	(2,043)	—	(2,043)
3-month USD-LIBOR	2.5315%	10/26/2045	16,000	(2,234)	—	(2,234)
3-month USD-LIBOR	2.57067%	11/9/2045	6,600	(977)	—	(977)
3-month USD-LIBOR	2.6485%	11/16/2045	6,525	(1,075)	—	(1,075)
3-month USD-LIBOR	2.52822%	11/23/2045	13,350	(1,859)	—	(1,859)
3-month USD-LIBOR	2.59125%	12/16/2045	13,500	(2,064)	—	(2,064)
3-month USD-LIBOR	2.4095%	1/14/2046	10,000	(1,144)	—	(1,144)
3-month USD-LIBOR	2.4095%	1/14/2046	10,000	(1,144)	—	(1,144)
3-month USD-LIBOR	1.9905%	6/13/2046	4,000	(101)	—	(101)
3-month USD-LIBOR	1.991%	6/13/2046	6,000	(153)	—	(153)
3-month USD-LIBOR	1.7985%	6/30/2046	12,000	194	—	194
U.S. EFFR	2.5635%	2/12/2048	45,279	(9,636)	—	(9,636)
2.98%	3-month USD-LIBOR	3/15/2048	2,800	703	—	703
2.9625%	3-month USD-LIBOR	3/15/2048	2,800	692	—	692
U.S. EFFR	2.4615%	3/15/2048	2,800	(531)	—	(531)
U.S. EFFR	2.485%	3/15/2048	2,800	(546)	—	(546)
2.917%	3-month USD-LIBOR	3/16/2048	5,600	1,327	—	1,327
U.S. EFFR	2.425%	3/16/2048	5,600	(1,016)	—	(1,016)
					$—	$(48,807)
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
[1]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[2]	Coupon rate may change periodically.
[3]	Step bond; coupon rate may change at a later date.
[4]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of the security was $222,404,000, which represented 3.18% of the net assets of the fund.
[5]	Purchased on a TBA basis.
[6]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $599,017,000, which represented 8.58% of the net assets of the fund.
[7]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $64,964,000, which represented .93% of the net assets of the fund.
[8]	Index-linked bond whose principal amount moves with a government price index.
[9]	Notional amount is calculated based on the number of contracts and notional contract size.
[10]	Value is calculated based on the notional amount and current market price.
American Funds Mortgage Fund — Page 9 of 12

unaudited
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. The average month-end notional amount of futures contracts while held was $3,148,325,000. Interest rate swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency. The average month-end notional amount of interest rate swaps while held was $7,130,404,000.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews
American Funds Mortgage Fund — Page 10 of 12

unaudited
changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of November 30, 2019 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Mortgage-backed obligations	$—	$4,570,255	$—	$4,570,255
U.S. Treasury bonds & notes	—	1,353,736	—	1,353,736
Asset-backed obligations	—	37,541	—	37,541
Short-term securities	—	2,442,210	—	2,442,210
Total	$—	$8,403,742	$—	$8,403,742
	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$87	$—	$—	$87
Unrealized appreciation on interest rate swaps	—	12,537	—	12,537
Liabilities:
Unrealized depreciation on futures contracts	(1,618)	—	—	(1,618)
Unrealized depreciation on interest rate swaps	—	(61,344)	—	(61,344)
Total	$(1,531)	$(48,807)	$—	$(50,338)
*	Futures contracts and interest rate swaps are not included in the investment portfolio.

Key to abbreviations and symbol
CLO = Collateralized Loan Obligations
EFFR = Effective Federal Funds Rate
LIBOR = London Interbank Offered Rate
TBA = To-be-announced
USD/$ = U.S. dollars
American Funds Mortgage Fund — Page 11 of 12

unaudited
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2020 Capital Group. All rights reserved.
MFGEFPX-042-0120O-S73200	American Funds Mortgage Fund — Page 12 of 12